Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes ETF Trust
Entity Central Index Key	0001849998
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000231759
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short Duration High Yield ETF
Trading Symbol	FHYS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short Duration High Yield ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to or planned for the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Short Duration High Yield ETF	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE BofA 0-5 Year BB/B US High Yield Constrained Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide high current income by investing in a diversified portfolio of below investment-grade, fixed-income instruments.

Top Contributors to Performance

  The Fund’s relative performance was positively impacted by security selection in the Basic Industry, Insurance, Telecom and Technology sectors. The Fund’s loan holdings also outperformed the Index.

  The Fund was positively impacted by its overweight allocations in the Insurance, Leisure and Services sectors.

  Specific Fund holdings that positively impacted performance relative to the Index included: Grifols, Lummus, CSC Holdings and Ardonagh Midco 2 Limited. The Fund did not own SFR/Altice, a European cable company which substantially underperformed.

Top Detractors from Performance

  The Fund’s relative performance was negatively impacted by security selection in the Consumer Goods, Financial Services, Real Estate, Transportation and Media sectors.

  The Fund was negatively impacted by its industry allocation, especially its underweight allocations in the strong performing Banking and Healthcare sectors. It was also negatively impacted by its overweight allocation in the underperforming Capital Goods sector. Given the strong absolute performance during the period, the Fund’s cash position was also a drag on relative performance.

  Specific Fund holdings that negatively impacted performance relative to the Index included: iHeartCommunications, Ardagh Packaging and E.W. Scripps. Additionally, the Fund’s underweight positions in Bausch Health and Rakuten also negatively impacted relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Federated Hermes Short Duration High Yield ETF at NAV	Bloomberg US Aggregate Bond Index	Lipper Short High Yield Funds Average Index	ICE BofA 0-5 Year BB/B US High Yield Constrained Index
12/16/2021	$10,000	$10,000	$10,000	$10,000
2/28/2022	$9,826	$9,669	$9,899	$9,876
2/28/2023	$9,564	$8,729	$9,731	$9,754
2/29/2024	$10,486	$9,020	$10,594	$10,693
2/28/2025	$11,274	$9,543	$11,466	$11,609

Average Annual Return [Table Text Block]
Fund/Index	1 Year	Since Inception 12/16/2021
Federated Hermes Short Duration High Yield ETF at NAV	7.52%	3.82%
Bloomberg US Aggregate Bond IndexFootnote Reference*	5.81%	(1.45%)
Lipper Short High Yield Funds Average Index	8.24%	4.31%
ICE BofA 0-5 Year BB/B US High Yield Constrained Index	8.57%	4.77%

Performance Inception Date	Dec. 16, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 29,245,337
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 140,160
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$29,245,337 Number of Investments205 Portfolio Turnover45% Total Advisory Fees Paid$140,160
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Oil Field Services	3.5%
Packaging	3.7%
Building Materials	3.8%
Chemicals	3.9%
Health Care	4.0%
Midstream	5.8%
Independent Energy	6.6%
Gaming	6.7%
Insurance - P&C	6.9%
Technology	11.4%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 30, 2024, Braden Rotberg was added to the Fund’s portfolio management team.

     Effective April 28, 2025, Kathryn P. Glass has been added to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 30, 2024, Braden Rotberg was added to the Fund’s portfolio management team.

     Effective April 28, 2025, Kathryn P. Glass has been added to the Fund’s portfolio management team.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation